VESSEL DISPOSITIONS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Long Lived Assets Held-for-sale [Line Items]
Total proceeds		$ 31,800
Repayment of debt		20,400
Loss on sale of vessels	$ 18,344	$ 18,344